Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingent Liabilities
2018	$ 5,640
2019	905
2020	821
2021 and thereafter	2,259
Total	$ 9,625